Dunham High Yield Bond Fund
Dunham High-Yield Bond Fund

DUNHAM FUNDS

Dunham High-Yield Bond Fund

Class A (DAHYX)

Class C (DCHYX)

Class N (DNHYX)

Supplement dated July 20, 2017 to the Statutory Prospectus dated February 28, 2017, as amended April 10, 2017 (the “Prospectus”), and the Summary Prospectus dated April 10, 2017 (the “Summary Prospectus”). This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 19 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Dunham High-Yield Bond Fund (the “Fund”) is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.46%	1.96%	1.21%

(1)	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July l, 2017. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 32 bps (0.32%) and can range from 0.22% to 0.42%, depending on the effect of performance fees.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$592	$891	$1,212	$2,118
Class C	$199	$615	$1,057	$2,285
Class N	$123	$384	$665	$1,466

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 28, 2017, as amended April 10, 2017, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham High Yield Bond Fund - USD ($)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham High Yield Bond Fund		Class A	Class C	Class N
Management Fees	[1]	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.46%	1.96%	1.21%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July l, 2017. The Management fees assume the Sub-Adviser's base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 32 bps (0.32%) and can range from 0.22% to 0.42%, depending on the effect of performance fees.

Expense Example - Dunham High Yield Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	592	891	1,212	2,118
Class C	199	615	1,057	2,285
Class N	123	384	665	1,466